SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 96.8%
	Automobiles & Components — 3.9%
	Auto Components — 0.9%
[a,b]	Sona Blw Precision Forgings Ltd.	1,066,197	$ 10,606,656
	Automobiles — 3.0%
[b]	Li Auto, Inc. Class A	976,909	15,372,359
[b]	Tata Motors Ltd. Sponsored ADR	650,628	20,878,652
			46,857,667
	Banks — 9.3%
	Banks — 9.3%
	Bank Rakyat Indonesia Persero Tbk PT	80,587,767	23,239,131
	Grupo Financiero Banorte SAB de CV	2,706,032	17,599,682
	HDFC Bank Ltd.	1,705,941	33,987,711
	ICICI Bank Ltd.	1,304,076	12,995,911
[b]	KakaoBank Corp.	238,721	11,848,193
	TCS Group Holding plc GDR	134,465	11,338,089
			111,008,717
	Capital Goods — 1.1%
	Machinery — 1.1%
	Shenzhen Inovance Technology Co. Ltd. Class A	1,253,957	13,497,054
			13,497,054
	Consumer Durables & Apparel — 1.1%
	Textiles, Apparel & Luxury Goods — 1.1%
	Shenzhou International Group Holdings Ltd.	664,402	12,772,455
			12,772,455
	Consumer Services — 3.9%
	Hotels, Restaurants & Leisure — 3.9%
[b]	Huazhu Group Ltd. ADR	451,075	16,843,140
	Yum China Holdings, Inc.	602,386	29,557,090
			46,400,230
	Diversified Financials — 6.2%
	Capital Markets — 3.0%
	B3 SA - Brasil Bolsa Balcao	6,948,063	13,896,126
	East Money Information Co. Ltd. Class A	3,865,599	22,508,160
	Consumer Finance — 1.5%
[b]	SBI Cards & Payment Services Ltd.	1,447,176	18,066,423
	Diversified Financial Services — 1.7%
	Chailease Holding Co. Ltd.	2,067,966	19,695,270
			74,165,979
	Energy — 3.7%
	Oil, Gas & Consumable Fuels — 3.7%
	LUKOIL PJSC Sponsored ADR	289,814	25,938,353
	Novatek PJSC Sponsored GDR	77,309	18,105,768
			44,044,121
	Food & Staples Retailing — 2.8%
	Food & Staples Retailing — 2.8%
	Magnit PJSC Sponsored GDR	941,587	14,123,805
	Wal-Mart de Mexico SAB de CV	5,097,380	18,974,985
			33,098,790
	Food, Beverage & Tobacco — 1.3%
	Beverages — 1.3%
	Wuliangye Yibin Co. Ltd. Class A	440,821	15,400,567
			15,400,567
	Health Care Equipment & Services — 2.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Health Care Providers & Services — 2.2%
[a]	Hygeia Healthcare Holdings Co. Ltd.	2,369,969	$ 14,832,157
[b]	Oncoclinicas do Brasil Servicos Medicos SA	5,401,926	10,910,533
			25,742,690
	Insurance — 3.6%
	Insurance — 3.6%
	AIA Group Ltd.	3,223,412	32,492,281
[b]	Star Health & Allied Insurance Co. Ltd.	1,032,156	10,955,323
			43,447,604
	Materials — 5.8%
	Chemicals — 1.6%
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	380,774	19,202,433
	Metals & Mining — 4.2%
	First Quantum Minerals Ltd.	1,383,964	33,117,981
	Severstal PAO GDR	791,263	17,043,805
			69,364,219
	Media & Entertainment — 8.0%
	Entertainment — 0.9%
	NetEase, Inc.	568,125	11,475,359
	Interactive Media & Services — 7.1%
	NAVER Corp.	93,269	29,697,007
	Tencent Holdings Ltd.	936,759	54,877,687
			96,050,053
	Pharmaceuticals, Biotechnology & Life Sciences — 1.2%
	Pharmaceuticals — 1.2%
[a,b]	Gland Pharma Ltd.	269,214	13,943,161
			13,943,161
	Retailing — 8.9%
	Internet & Direct Marketing Retail — 4.5%
[b]	Alibaba Group Holding Ltd.	2,439,656	37,200,800
[a,b]	Meituan Class B	591,496	17,098,088
	Multiline Retail — 0.9%
	Fix Price Group Ltd. GDR	1,398,751	10,560,570
	Specialty Retail — 3.5%
	China Tourism Group Duty Free Corp. Ltd. Class A	539,520	18,573,605
[b]	K Car Co. Ltd.	457,341	13,119,098
	Lojas Quero Quero S/A	5,070,019	10,185,550
			106,737,711
	Semiconductors & Semiconductor Equipment — 13.4%
	Semiconductors & Semiconductor Equipment — 13.4%
	MediaTek, Inc.	529,185	22,761,056
	Micron Technology, Inc.	375,398	34,968,324
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,592,560	102,086,399
			159,815,779
	Software & Services — 3.1%
	Information Technology Services — 3.1%
	Infosys Ltd. Sponsored ADR	1,009,733	25,556,342
[a,b]	Network International Holdings plc	2,971,096	11,750,902
			37,307,244
	Technology Hardware & Equipment — 7.2%
	Electronic Equipment, Instruments & Components — 3.1%
	Hon Hai Precision Industry Co. Ltd.	6,225,761	23,402,579
	Sunny Optical Technology Group Co. Ltd.	411,959	13,028,334
	Technology Hardware, Storage & Peripherals — 4.1%
	Samsung Electronics Co. Ltd.	749,173	49,346,159
			85,777,072
	Telecommunication Services — 3.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Diversified Telecommunication Services — 3.0%
[b]	Converge ICT Solutions, Inc.	39,303,726	$ 24,587,711
	Telefonica Brasil SA	1,347,751	11,660,345
			36,248,056
	Transportation — 3.6%
	Air Freight & Logistics — 1.5%
[b]	InPost SA	1,519,329	18,331,949
	Transportation Infrastructure — 2.1%
	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,773,037	24,486,796
			42,818,745
	Utilities — 3.5%
	Electric Utilities — 0.9%
	Enel Chile SA	292,224,492	10,220,997
	Independent Power and Renewable Electricity Producers — 2.6%
	China Longyuan Power Group Corp. Ltd. Class H	13,291,384	31,022,974
			41,243,971
	Total Common Stock (Cost $872,572,427)		1,155,741,885
	Short-Term Investments — 3.1%
[c]	Thornburg Capital Management Fund	3,718,511	37,185,109
	Total Short-Term Investments (Cost $37,185,109)		37,185,109
	Total Investments — 99.9% (Cost $909,757,536)		$1,192,926,994
	Other Assets Less Liabilities — 0.1%		1,782,778
	Net Assets — 100.0%		$1,194,709,772

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $68,230,964, representing 5.71% of the Fund’s net assets.
b	Non-income producing.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/21	Dividend Income
Thornburg Capital Management Fund	$29,224,822	$128,229,355	$(120,269,068)	$-	$-	$37,185,109	$8,202